STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 5, 2018 TO THE PROSPECTUS

DATED APRIL 30, 2018, AS SUPPLEMENTED

Neuberger Berman Money Fund, a Private Label of the

STATE STREET U.S. GOVERNMENT MONEY MARKET FUND Investment Class (GVVXX)	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class (TPVXX)

Effective August 31, 2018, the mailing addresses for DST Asset Manager Solutions, Inc. (“DST”), transfer agent to each Fund, are as follows:.

By Mail:

Send a signed letter to:

Neuberger Berman Funds

STATE STREET GLOBAL ADVISORS

PO Box 219737

KANSAS CITY, MO 64121-9737

By Overnight:

Send a signed letter to:

Neuberger Berman Funds

c/o State Street Institutional Trust Funds

STATE STREET GLOBAL ADVISORS

430 W 7TH STREET SUITE 219737

KANSAS CITY, MO 64105-1407

Accordingly, all references to the prior addresses of DST in the Prospectus are deleted and replaced with the new addresses shown above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NBMFSSGASUPP2018

00215839